THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND

SUPPLEMENT
DATED MAY 6, 2011 TO

THE HARTFORD INFLATION PLUS FUND (A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on May 3, 2011, the Board unanimously approved a plan to reclassify Class L shares of The Hartford Inflation Plus Fund (the “Fund”).  Effective as of the closing time of the reclassification, each shareholder of Class L shares  will own Class A shares equal to the aggregate value of Class L shares held by that shareholder (each a “Reclassification”). With respect to the Fund, shareholders of Class L shares are expected to bear the same or lower net operating expenses after the Reclassification.  The Reclassification should be deemed to be non-taxable exchanges under the Internal Revenue Code of 1986, as amended; and no sales charges or fees will be imposed on shareholders in connection with the Reclassification.

The Reclassification is expected to occur on or about August 5, 2011 or as soon as practicable thereafter.  Accordingly, effective as of the closing of the Reclassification, all references to Class L are deleted.